UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-09237
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: December 31, 2007
DATE OF REPORTING PERIOD: September 30, 2007
ITEM 1. SCHEDULE OF INVESTMENTS September 30, 2007 (UNAUDITED)

CALAMOS GROWTH AND INCOME PORTFOLIO
Schedule of Investments September 30, 2007 (unaudited)

Principal
Amount		Value

Convertible Bonds (41.9%)
	Consumer Discretionary (5.7%)
$335,000	Amazon.com, Inc. 4.750%, 02/01/09	$414,144
145,000	Iconix Brand Group, Inc.* 1.875%, 06/30/12	156,781
500,000	Liberty Media Corp. (Time Warner)¥^ 0.750%, 03/30/23	554,375
431,000	Omnicom Group, Inc.^ 0.000%, 07/31/32	440,697
55,000	Priceline.com, Inc.* 0.750%, 09/30/13	122,169
380,000	Walt Disney Company^ 2.125%, 04/15/23	465,025

		2,153,191

	Energy (5.2%)
170,000	Nabors Industries, Inc. 0.000%, 06/15/23	177,650
350,000	Pride International, Inc. 3.250%, 05/01/33	511,438
225,000	Schlumberger, Ltd. 2.125%, 06/01/23	590,906
300,000	Superior Energy Services, Inc.*^‡ 1.500%, 12/15/26	303,375
250,000	Transocean, Inc. 1.500%, 05/15/21	394,375

		1,977,744

	Financials (4.4%)
359,000	Bank of America Corp. (The Coca-Cola Company, Coach, Inc., Franklin Resources, Inc.)¥ 0.250%, 02/15/12	383,448
361,000	Lehman Brothers Holdings, Inc. (Microsoft Corp., Cisco Systems, Inc.)¥ 0.250%, 02/16/12	394,212
315,000	Merrill Lynch & Company, Inc. 0.000%, 03/13/32	353,556
525,000	Wachovia Corp. (Halliburton, Nabors Industries, Amerada Hess)¥ 0.250%, 12/15/10	564,375

		1,695,591

	Health Care (5.9%)
164,000	Beckman Coulter, Inc.* 2.500%, 12/15/36	192,085
125,000	Conmed Corp. 2.500%, 11/15/24	120,156
185,000	Cubist Pharmaceuticals, Inc. 2.250%, 06/15/13	177,831
	Gilead Sciences, Inc.
400,000	0.500%, 05/01/11*	473,500
160,000	0.500%, 05/01/11^	189,400
180,000	Kyphon, Inc.* 1.250%, 02/01/14	235,800
178,000	St. Jude Medical, Inc.^ 1.220%, 12/15/08	181,783
	Teva Pharmaceutical Industries, Ltd.
380,000	0.250%, 02/01/24	494,475
150,000	0.500%, 02/01/24^	182,062

		2,247,092

	Industrials (4.8%)
190,000	AGCO Corp.^ 1.250%, 12/15/36	262,200
445,000	L-3 Communications Holdings, Inc.^ 3.000%, 08/01/35	517,313
335,000	Lockheed Martin Corp.‡ 5.308%, 08/15/33	511,076
430,000	Roper Industries, Inc.^‡ 1.481%, 01/15/34	355,825
150,000	Sunpower Corp. 0.750%, 08/01/27	172,031

		1,818,445

	Information Technology (13.6%)
298,000	Cadence Design Systems, Inc.*^ 1.500%, 12/15/13	352,385
172,000	Ciena Corp. 0.250%, 05/01/13	188,555
265,000	CommScope, Inc. 1.000%, 03/15/24	617,119
170,000	Cypress Semiconductor Corp.*^ 1.000%, 09/15/09	223,550
140,000	DST Systems, Inc. 4.125%, 08/15/23	254,975
	EMC Corp.
490,000	1.750%, 12/01/11	697,025
350,000	1.750%, 12/01/11*	497,875
182,000	Intel Corp.^ 2.950%, 12/15/35	189,280
180,000	Lawson Software Americas, Inc.* 2.500%, 04/15/12	192,600
209,000	Nuance Communications, Inc.*^ 2.750%, 08/15/27	253,674
	ON Semiconductor Corp.
280,000	0.000%, 04/15/24	383,250
170,000	2.625%, 12/15/26*	235,875
397,000	Sandisk Corp.^ 1.000%, 05/15/13	379,135
	Skyworks Solutions, Inc.
55,000	1.500%, 03/01/12*^	63,044
55,000	1.250%, 03/01/10*	62,631
30,000	1.500%, 03/01/12	34,387
30,000	1.250%, 03/01/10^	34,163
125,000	SPSS, Inc.* 2.500%, 03/15/12	141,094
330,000	VeriSign, Inc.* 3.250%, 08/15/37	390,637

		5,191,254

	Telecommunication Services (2.3%)
450,000	NII Holdings, Inc.* 3.125%, 06/15/12	455,625
See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME PORTFOLIO
Schedule of Investments September 30, 2007 (unaudited)

Principal
Amount		Value

$260,000	Qwest Communications International, Inc. 3.500%, 11/15/25	$431,600

		887,225

	TOTAL CONVERTIBLE BONDS
	(Cost $13,667,771)	15,970,542

Number of
Shares		Value

Convertible Preferred Stocks (6.3%)

	Financials (3.1%)
23,000	MetLife, Inc. 6.375%	788,900
13,800	XL Capital, Ltd. 7.000%	383,640

		1,172,540

	Health Care (2.1%)
2,875	Schering-Plough Corp. 6.000%	796,375

	Materials (1.1%)
2,750	Freeport-McMoRan Copper & Gold, Inc.^ 6.750%	426,525

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $2,099,543)	2,395,440

Common Stocks (51.2%)
	Consumer Discretionary (8.9%)
7,700	Apollo Group, Inc.#	463,155
5,000	Garmin, Ltd.	597,000
3,300	ITT Educational Services, Inc.#	401,577
32,000	News Corp.^	748,480
12,000	Nike, Inc.	703,920
13,365	Walt Disney Company	459,622

		3,373,754

	Consumer Staples (5.9%)
11,800	Coca-Cola Company	678,146
12,750	Heineken NV	417,227
3,000	Inbev NV	271,958
9,200	PepsiCo, Inc.	673,992
2,900	Procter & Gamble Company	203,986

		2,245,309

	Energy (2.2%)
3,220	ENSCO International, Inc.^	180,642
8,300	Halliburton Company^	318,720
3,000	Transocean, Inc.#^	339,150

		838,512

	Financials (5.6%)
3,000	American International Group, Inc.	202,950
3,000	Ameriprise Financial, Inc.^	189,330
14,247	Aon Corp.	638,408
1,800	Franklin Resources, Inc.	229,500
3,200	Goldman Sachs Group, Inc.	693,568
4,811	Manulife Financial Corp.^	198,502

		2,152,258

	Health Care (7.6%)
2,700	Alcon, Inc.^	$388,584
6,505	Biogen Idec, Inc.#^	431,477
14,200	Merck & Company, Inc.	733,998
7,500	PerkinElmer, Inc.	219,075
4,100	St. Jude Medical, Inc.#	180,687
16,000	Thermo Fisher Scientific, Inc.#	923,520

		2,877,341

	Industrials (3.3%)
11,000	Honeywell International, Inc.	654,170
6,753	Illinois Tool Works, Inc.	402,749
1,800	Lockheed Martin Corp.	195,282

		1,252,201

	Information Technology (16.5%)
10,000	Accenture, Ltd.	402,500
26,000	Cisco Systems, Inc.#	860,860
22,059	Dell, Inc.#^	608,828
12,000	eBay, Inc.#	468,240
12,600	Hewitt Associates, Inc.#	441,630
11,545	Infosys Technologies, Ltd.^	558,663
1,320	MasterCard, Inc.	195,320
19,405	Microsoft Corp.	571,671
5,200	Nintendo Company, Ltd.	337,956
26,000	Nokia Corp.	986,180
40,000	Oracle Corp.#	866,000

		6,297,848

	Telecommunication Services (1.2%)
3,500	America Movil, SA de CV	224,000
5,500	Rogers Communication, Inc.	250,415

		474,415

	TOTAL COMMON STOCKS
	(Cost $15,498,502)	19,511,638

Investment in Affiliated Fund (0.0%)
18,871	Calamos Government Money Market Fund — Class I Shares 4.890% (Cost $18,871)	18,871

Investments of Cash Collateral for Securities on Loan (20.8%)
7,942,000	Bank of New York Institutional Cash Reserve Fund 5.524% (Cost $7,942,000)	7,942,000

TOTAL INVESTMENTS (120.2%)
(Cost $39,226,687)		45,838,491

PAYABLE UPON RETURN OF SECURITIES LOANED (-20.8%)		(7,942,000)

OTHER ASSETS, LESS LIABILITIES (0.6%)		213,385

NET ASSETS (100.0%)		$38,109,876

See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME PORTFOLIO
Schedule of Investments September 30, 2007 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS

¥	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Portfolio. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At September 30, 2007, the value of 144A securities that could not be exchanged to the registered form is $880,111 or 2.3% of net assets.

#	Non-income producing security.

^	Security, or portion of security, is on loan.

‡	Variable rate or step bond security. The coupon rate shown is the rate in effect at September 30, 2007.
See accompanying Notes to Schedule of Investments

(Unaudited)
NOTE 1
Organization. Calamos Advisors Trust, a Massachusetts business trust organized February 17, 1999 (the ‘‘Trust’’), consists of a single series, Growth and Income Portfolio (the “Portfolio”). The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio commenced operations on May 19, 1999. The Portfolio seeks high long-term total return through growth and current income.
Portfolio Valuation. The valuation of the Portfolio’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter (‘‘OTC’’) market and quoted on The NASDAQ Stock Market (“NASDAQ”) are valued at the NASDAQ Official Closing Price (‘‘NOCP’’), as determined by NASDAQ, or lacking a NOCP, the last current reported sale price on NASDAQ at the time as of which the Portfolio determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option.
Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Portfolio determines its NAV, or when reliable market prices or quotations are not available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, below investment grade bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.
The Portfolio also may use fair value pricing, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, if the value of a foreign security it holds is materially affected by events occurring before their valuation time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis as of September 30, 2007.
NOTE 2
Investments. The following information is presented on a federal income tax basis as of September 30, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.
The cost basis of investments for Federal Income Tax purposes at September 30, 2007 was as follows:

Cost basis of investments	$39,384,280

Gross unrealized appreciation	$6,774,047
Gross unrealized depreciation	$(319,836)

Net unrealized appreciation (depreciation)	$6,454,211

NOTE 3
Securities Lending. For the period ended September 30, 2007, the Portfolio loaned one or more of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s securities lending agent monitors and reports to Calamos Advisors LLC on the creditworthiness of the firms to which the Portfolio lends securities. At September 30, 2007, the Portfolio had securities valued at $7,736,417 that were on loan to broker-dealers and banks and $7,942,000 in cash or cash equivalent collateral.

NOTE 4
Investments in Affiliated Fund. The Portfolio held the following investment in an affiliated fund as of September 30, 2007. Purchases, sales, dividend income and capital gains are shown during the period from January 1, 2007, through September 30, 2007.

		Value			Dividend	Distributed	Value
	Affiliated Fund	January 1, 2007	Purchases	Sales Proceeds	Income	Capital Gains	September 30, 2007
Calamos Growth & Income Portfolio	Calamos Government Money Market Fund	$—	$7,847,001	$7,847,000	$18,870	$—	$18,871

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	October 30, 2007

By:	/s/ Patrick H. Dudasik

Name:	Patrick H. Dudasik
Title:	Principal Financial Officer
Date:	October 30, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	October 30, 2007

By:	/s/ Patrick H. Dudasik
Name:	Patrick H. Dudasik
Title:	Principal Financial Officer
Date:	October 30, 2007